Accrued expenses	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	Accrued expenses
The following is a table summarizing our accrued expenses as of June 30, 2020 and December 31, 2019:

	As of
In thousands of U.S. dollars	June 30, 2020	December 31, 2019
Scorpio Commercial Management S.A.M. (SCM)	$310	$—
Accrued expenses to a related party port agent	214	302
Scorpio MR Pool Limited	204	1,361
Scorpio Ship Management S.A.M (SSM)	58	213
Scorpio Handymax Tanker Pool Limited	41	229
Scorpio LR2 Pool Limited	—	794
Scorpio LR1 Pool Limited	—	874
Accrued expenses to related parties	827	3,773

Suppliers	19,259	22,170
Accrued interest	4,162	5,739
Accrued short-term employee benefits	9,263	9,728
Other accrued expenses	150	42
	$33,661	$41,452